GOING CONCERN AND MANAGEMENT'S PLAN (Details) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 31, 2024	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Nov. 30, 2024
GOING CONCERN AND MANAGEMENT'S PLAN
Accumulated deficit										$ 309,672,755	$ 302,447,147
Net loss		$ (3,984,109)	$ (3,336,120)	$ (2,668,713)	$ 1,849,501	$ (4,493,783)	$ (1,130,281)	$ (9,988,942)	$ (3,774,563)	(7,088,306)	(10,022,916)
Negative operating cash flow										13,711,397
Net proceeds from issuance of common stock	$ 5,700,000.00000									64,397
Cash and cash equivalents		$ 4,727,677						4,727,677		$ 5,852,363	$ 7,151,800	$ 10,100,000
Net cash used in operating activities								$ (9,141,688)	$ (10,323,243)